Eaton Vance
Dividend Builder Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.4%
Security	Shares	Value
Aerospace & Defense — 1.9%
L3Harris Technologies, Inc.	47,200	$ 16,291,080
		$ 16,291,080
Banks — 3.8%
JPMorgan Chase & Co.	112,300	$ 33,034,168
		$ 33,034,168
Beverages — 3.2%
Coca-Cola Co.	362,800	$ 27,590,940
		$ 27,590,940
Biotechnology — 4.7%
AbbVie, Inc.	106,900	$ 23,249,681
Gilead Sciences, Inc.	126,900	17,686,053
		$ 40,935,734
Building Products — 1.0%
Carrier Global Corp.	158,100	$ 8,902,611
		$ 8,902,611
Capital Markets — 5.3%
Blackrock, Inc.	18,300	$ 17,599,293
CME Group, Inc.	62,700	18,518,445
Intercontinental Exchange, Inc.	62,400	9,814,272
		$ 45,932,010
Chemicals — 0.6%
International Flavors & Fragrances, Inc.	73,100	$ 5,303,405
		$ 5,303,405
Commercial Services & Supplies — 2.0%
Waste Management, Inc.	76,500	$ 17,578,935
		$ 17,578,935
Communications Equipment — 2.9%
Cisco Systems, Inc.	175,400	$ 13,609,286
Motorola Solutions, Inc.	26,200	11,370,014
		$ 24,979,300
Security	Shares	Value
Construction Materials — 1.0%
CRH PLC	84,400	$ 8,872,128
		$ 8,872,128
Consumer Staples Distribution & Retail — 2.0%
Walmart, Inc.	139,500	$ 17,337,060
		$ 17,337,060
Containers & Packaging — 1.3%
International Paper Co.	324,300	$ 11,577,510
		$ 11,577,510
Diversified Telecommunication Services — 1.1%
Comcast Corp., Class A	345,600	$ 9,922,176
		$ 9,922,176
Electric Utilities — 2.2%
Southern Co.	195,400	$ 18,860,008
		$ 18,860,008
Electrical Equipment — 3.7%
AMETEK, Inc.	71,600	$ 15,348,176
Eaton Corp. PLC	46,500	16,631,655
		$ 31,979,831
Electronic Equipment, Instruments & Components — 1.5%
Amphenol Corp., Class A	100,900	$ 12,748,715
		$ 12,748,715
Energy Equipment & Services — 1.1%
SLB Ltd.	178,800	$ 9,188,532
		$ 9,188,532
Financial Services — 0.9%
Rocket Cos., Inc., Class A(1)	552,800	$ 7,877,400
		$ 7,877,400
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	99,500	$ 10,215,665
		$ 10,215,665
Health Care Providers & Services — 3.6%
Quest Diagnostics, Inc.	68,500	$ 13,424,630
UnitedHealth Group, Inc.	64,200	17,371,878
		$ 30,796,508

Eaton Vance
Dividend Builder Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.4%
Domino's Pizza, Inc.	27,900	$ 10,010,241
Wyndham Hotels & Resorts, Inc.	136,500	11,087,895
		$ 21,098,136
Household Products — 1.9%
Procter & Gamble Co.	112,100	$ 16,191,724
		$ 16,191,724
Industrial Conglomerates — 2.0%
3M Co.	117,200	$ 17,020,956
		$ 17,020,956
Insurance — 4.2%
American Financial Group, Inc.	140,100	$ 17,892,171
Arthur J. Gallagher & Co.	46,900	10,157,602
Fidelity National Financial, Inc.	174,000	8,070,120
		$ 36,119,893
Interactive Media & Services — 3.1%
Alphabet, Inc., Class C	51,000	$ 14,629,860
Meta Platforms, Inc., Class A	20,600	11,785,878
		$ 26,415,738
IT Services — 0.8%
International Business Machines Corp.	28,800	$ 6,980,832
		$ 6,980,832
Multi-Utilities — 2.7%
Sempra	236,200	$ 22,951,554
		$ 22,951,554
Oil, Gas & Consumable Fuels — 6.9%
Chevron Corp.	133,700	$ 27,662,530
EOG Resources, Inc.	160,400	23,189,028
EQT Corp.	138,400	8,807,776
		$ 59,659,334
Pharmaceuticals — 5.7%
Eli Lilly & Co.	9,600	$ 8,829,792
Johnson & Johnson	126,900	31,019,436
Merck & Co., Inc.	77,500	9,322,475
		$ 49,171,703
Semiconductors & Semiconductor Equipment — 10.5%
Analog Devices, Inc.	47,200	$ 15,016,208
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom, Inc.	109,100	$ 33,767,541
KLA Corp.	10,300	15,165,823
Lam Research Corp.	73,500	15,704,010
Texas Instruments, Inc.	55,400	10,755,356
		$ 90,408,938
Software — 3.0%
Microsoft Corp.	69,767	$ 25,825,650
		$ 25,825,650
Specialized REITs — 3.8%
Iron Mountain, Inc.	154,100	$ 15,739,774
Lamar Advertising Co., Class A	133,200	16,871,112
		$ 32,610,886
Specialty Retail — 2.4%
Home Depot, Inc.	27,400	$ 9,011,586
TJX Cos., Inc.	74,200	11,849,740
		$ 20,861,326
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	59,300	$ 15,049,747
		$ 15,049,747
Trading Companies & Distributors — 1.1%
Fastenal Co.	210,000	$ 9,744,000
		$ 9,744,000
Wireless Telecommunication Services — 1.2%
T-Mobile U.S., Inc.	48,200	$ 10,123,446
		$ 10,123,446
Total Common Stocks (identified cost $659,351,614)		$850,157,579

Eaton Vance
Dividend Builder Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(2)	14,033,914	$ 14,033,914
Total Short-Term Investments (identified cost $14,033,914)		$ 14,033,914
Total Investments — 100.0% (identified cost $673,385,528)		$864,191,493
Other Assets, Less Liabilities — (0.0)%†		$ (352,156)
Net Assets — 100.0%		$863,839,337
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $14,033,914, which represents 1.6% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$3,189,907	$45,169,206	$(34,325,199)	$ —	$ —	$14,033,914	$44,860	14,033,914
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$850,157,579*	$ —	$ —	$850,157,579
Short-Term Investments	14,033,914	—	—	14,033,914
Total Investments	$864,191,493	$—	$—	$864,191,493
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Dividend Builder Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.